Commitments & Contingencies (FY) (Details) - USD ($)	Mar. 19, 2021	Mar. 31, 2022	Dec. 31, 2021
Commitments & Contingencies (Details) [Line Items]
Aggregate amount	$ 6,900,000
Ordinary shares, par value		$ 0.0001
Underwriting Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Fixed underwriting discount	$ 0.20
Aggregate amount	$ 12,075,000
Deferred underwriting discount	$ 0.35
Class A Ordinary Shares
Commitments & Contingencies (Details) [Line Items]
Ordinary shares, par value		0.0001	$ 0.0001
Class B Ordinary Shares
Commitments & Contingencies (Details) [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001